Share-based payments (Tables)	12 Months Ended
Dec. 31, 2020
30. Share-based payments
Share-based payment schemes

The charge for the year arising from share based payment schemes was as follows:

	Charge for the year
	2020	2019	2018
	£m	£m	£m
Deferred Share Value Plan / Share Value Plan	220	244	235
Others	129	148	131
Total equity settled	349	392	366
Cash settled	2	3	1
Total share based payments	351	395	367

Share option and award plans

Share option and award plans

The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2020				2019
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weightedaverageremainingcontractuallife in years	Number ofoptions/awardsoutstanding(000s)
	£	£			£	£
DSVP / SVP[a,b]	1.04	1.24	1	370,006	1.43	1.60	1	297,149
Others[a]	0.24-1.24	1.19-1.67	0-4	53,767	0.40-1.60	1.57-1.70	0-3	37,481

Movements in options and awards

Movements in options and awards

The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	DSVP / SVP[a,b]		Others[a,c]
	Number (000s)		Number (000s)		Weighted averageex. price (£)
	2020	2019	2020	2019	2020	2019
Outstanding at beginning of year/acquisition date	297,149	242,332	37,481	38,092	1.27	1.39
Transfers in the year[d]	953	2,934	140	(3,042)	-	-
Granted in the year	203,157	198,884	136,227	101,881	0.84	1.19
Exercised/released in the year	(117,355)	(130,695)	(99,465)	(91,337)	1.21	1.21
Less: forfeited in the year	(13,898)	(16,306)	(18,285)	(7,081)	1.23	1.51
Less: expired in the year	-	-	(2,331)	(1,032)	1.33	2.00
Outstanding at end of year	370,006	297,149	53,767	37,481	0.95	1.27
Of which exercisable:	-	-	4,746	5,499	1.64	1.31

Notes

a Options/award granted over Barclays PLC shares.

b Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.

c The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 1,673,362). The weighted average exercise price relates to Sharesave.

d Awards of employees transferred between the Barclays Bank Group and the rest of the Barclays PLC Group.